UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23136

Eaton Vance High Income 2021 Target Term Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

March 31

Date of Fiscal Year End

September 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

High Income 2021 Target Term Trust (EHT)

Semiannual Report

September 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report September 30, 2020

Eaton Vance

High Income 2021 Target Term Trust

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Performance1

Portfolio Managers Stephen C. Concannon, CFA and Kelley G. Baccei

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception

Fund at NAV	05/31/2016	7.27%	2.35%	—	5.26%
Fund at Market Price	—	9.44	–1.30	—	4.34

% Premium/Discount to NAV[2]

					–3.76%

Distributions[3]

Total Distributions per share for the period					$0.170
Distribution Rate at NAV					2.44%
Distribution Rate at Market Price					2.53

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Fund Profile

Top 10 Sectors (% of total investments)4

Energy	13.7%

Diversified Financial Services	13.4

Telecommunications	12.7

Homebuilders & Real Estate	9.9

Automotive & Auto Parts	9.7

Cable & Satellite TV	7.0

Banking & Thrifts	6.6

Healthcare	5.8

Technology	2.9

Broadcasting	2.7

Total	84.4%

Asset Allocation (% of total investments)

Credit Quality (% of bond and loan holdings)5

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Endnotes and Additional Disclosures

[1]	Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Excludes cash and cash equivalents.

[5]

Credit ratings are categorized using S&P Global Ratings (“S&P”). If S&P does not publish a rating, then the Moody’s Investors Service, Inc. (“Moody’s”) rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Baa or higher by Moody’s are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

Important Notice to Shareholders

On or about July 1, 2021 (the Termination Date), the Trust intends to cease its investment operations, liquidate its portfolio, retire or redeem its leverage facilities, and seek to return Original NAV to common shareholders, unless the term is extended for one period of up to six months by a vote of the Trust’s Board of Trustees.

On August 13, 2020, the Board of Trustees of the Fund amended and restated the Fund’s By-Laws (the “Amended and Restated By-Laws”). The Amended and Restated By-Laws include provisions (the “Control Share Provisions”) pursuant to which, in summary, a shareholder who obtains beneficial ownership of Fund shares in a “Control Share Acquisition” may exercise voting rights with respect to such shares only to the extent the authorization of such voting rights is approved by other shareholders of the Fund. The Control Share Provisions are primarily intended to protect the interests of the Fund and its shareholders by limiting the risk that the Fund will become subject to undue influence by opportunistic hedge funds or other activist investors. The Control Share Provisions do not eliminate voting rights for shares acquired in Control Share Acquisitions, but rather, they entrust the Fund’s other “non-interested” shareholders with determining whether to approve the authorization of voting rights for such shares. Subject to various conditions and exceptions, the Amended and Restated By-Laws define a “Control Share Acquisition” to include an acquisition of Fund shares that, but for the Control Share Provisions, would give the beneficial owner, upon the acquisition of such shares, the ability to exercise voting power in the election of Fund Trustees in any of the following ranges: (i) one-tenth or more, but less than one-fifth of all voting power; (ii) one-fifth or more, but less than one-third of all voting power; (iii) one-third or more, but less than a majority of all voting power; or (iv) a majority or more of all voting power. Share acquisitions prior to August 13, 2020 are excluded from the definition of Control Share Acquisition. This discussion is only a high-level summary of certain aspects of the Control Share Provisions, and is qualified in its entirety by reference to the full Amended and Restated By-Laws. The Amended and Restated By-Laws were filed by the Fund on Form 8-K with the Securities and Exchange Commission and are available at sec.gov.

The Fund invested under normal circumstances, at least 80% of its managed assets in corporate debt obligations and separately, at least 80% of its managed assets in corporate debt obligations that, at the time of investment, are rated below investment grade (BB+ or lower) or are unrated but deemed equivalent by the adviser (High Yield Obligations), commonly referred to as “junk bonds.” Effective April 8, 2020, pursuant to its revised policies, the current separate requirement to invest 80% of its managed assets in High Yield Obligations was eliminated and the Fund will invest, under normal circumstances, at least 80% of its managed assets in corporate debt obligations, including High Yield Obligations.

4

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Portfolio of Investments (Unaudited)

Corporate Bonds & Notes — 93.6%
Security	Principal Amount (000’s omitted)	Value

Aerospace — 1.6%

Bombardier, Inc., 8.75%, 12/1/21(1)	$3,250	$3,297,401

		$3,297,401

Air Transportation — 0.3%

Air Canada, 7.75%, 4/15/21(1)	$660	$662,888

		$662,888

Automotive & Auto Parts — 9.5%

Ford Motor Credit Co., LLC, 1.146%, (3 mo. USD LIBOR + 0.88%), 10/12/21(2)	$3,497	$3,360,280

Ford Motor Credit Co., LLC, 2.826%, (3 mo. USD LIBOR + 2.55%), 1/7/21(2)	381	379,650

Ford Motor Credit Co., LLC, 3.20%, 1/15/21	220	220,085

Ford Motor Credit Co., LLC, 3.336%, 3/18/21	2,036	2,039,665

Ford Motor Credit Co., LLC, 3.47%, 4/5/21	909	909,568

Ford Motor Credit Co., LLC, 3.813%, 10/12/21	3,000	3,013,125

Ford Motor Credit Co., LLC, 5.875%, 8/2/21	2,137	2,181,076

General Motors Financial Co., Inc., 0.789%, (3 mo. USD LIBOR + 0.54%), 11/6/20(2)	7,900	7,898,742

		$20,002,191

Banking & Thrifts — 6.5%

CIT Group, Inc., 4.125%, 3/9/21	$10,000	$10,022,750

Deutsche Bank AG/New York NY, 4.25%, 10/14/21	3,500	3,599,689

		$13,622,439

Broadcasting — 2.6%

Netflix, Inc., 5.375%, 2/1/21	$5,500	$5,568,750

		$5,568,750

Cable & Satellite TV — 6.8%

CSC Holdings, LLC, 6.75%, 11/15/21	$10,925	$11,470,376

DISH DBS Corp., 6.75%, 6/1/21	2,845	2,918,970

		$14,389,346

Diversified Financial Services — 13.0%

AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$4,000	$4,076,666

Ally Financial, Inc., 4.25%, 4/15/21	4,000	4,068,706

DAE Funding, LLC, 5.25%, 11/15/21(1)	4,000	4,060,000

Navient Corp., 6.625%, 7/26/21	7,000	7,118,125

Security	Principal Amount (000’s omitted)	Value

Diversified Financial Services (continued)

Park Aerospace Holdings, Ltd., 3.625%, 3/15/21(1)	$3,000	$2,987,694

Springleaf Finance Corp., 7.75%, 10/1/21	5,000	5,241,000

		$27,552,191

Diversified Media — 0.6%

Nielsen Co. Luxembourg S.a.r.l. (The), 5.50%, 10/1/21(1)	$1,169	$1,172,291

		$1,172,291

Energy — 13.3%

DCP Midstream Operating, L.P., 4.75%, 9/30/21(1)	$5,000	$5,043,750

EQT Corp., 4.875%, 11/15/21	3,000	3,040,485

Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	3,185	1,887,112

Occidental Petroleum Corp., 2.60%, 8/13/21	6,000	5,898,750

Ovintiv, Inc., 3.90%, 11/15/21	3,000	3,000,210

Tervita Corp., 7.625%, 12/1/21(1)	3,932	3,599,019

Western Midstream Operating, L.P., 5.375%, 6/1/21	2,000	2,025,000

Williams Cos., Inc. (The), 7.875%, 9/1/21	2,000	2,132,549

Williams Partners, L.P., 4.00%, 11/15/21	1,500	1,545,163

		$28,172,038

Food & Drug Retail — 2.3%

Safeway, Inc., 4.75%, 12/1/21	$4,782	$4,859,110

		$4,859,110

Healthcare — 5.7%

Elanco Animal Health, Inc., 4.912%, 8/27/21	$5,700	$5,863,875

Owens & Minor, Inc., 3.875%, 9/15/21	1,589	1,603,102

Teva Pharmaceutical Finance Co., B.V., 3.65%, 11/10/21	1,070	1,070,337

Teva Pharmaceutical Finance IV B.V., 3.65%, 11/10/21	3,500	3,499,213

		$12,036,527

Homebuilders & Real Estate — 9.6%

KB Home, 7.00%, 12/15/21	$6,000	$6,295,080

Lennar Corp., 4.75%, 4/1/21	6,000	6,066,150

Service Properties Trust, 4.25%, 2/15/21	1,405	1,401,487

Starwood Property Trust, Inc., 3.625%, 2/1/21	6,588	6,607,270

		$20,369,987

Hotels — 2.2%

Marriott International, Inc., 0.898%, (3 mo. USD LIBOR + 0.65%), 3/8/21(2)	$3,000	$2,988,019

Marriott International, Inc., 3.125%, 10/15/21	1,600	1,622,121

		$4,610,140

5	See Notes to Financial Statements.

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Leisure — 1.9%

Carnival Corp., 3.95%, 10/15/20	$4,000	$4,000,000

		$4,000,000

Restaurant — 1.3%

Yum! Brands, Inc., 3.75%, 11/1/21	$2,750	$2,803,171

		$2,803,171

Super Retail — 1.2%

Macy’s Retail Holdings, LLC, 3.45%, 1/15/21	$2,500	$2,481,250

		$2,481,250

Technology — 2.8%

Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$331	$338,861

Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	5,638	5,655,816

		$5,994,677

Telecommunications — 12.4%

CenturyLink, Inc., 6.45%, 6/15/21	$6,500	$6,677,125

Hughes Satellite Systems Corp., 7.625%, 6/15/21	6,500	6,751,875

Sprint Communications, Inc., 11.50%, 11/15/21	2,000	2,197,950

Sprint Corp., 7.25%, 9/15/21	10,175	10,658,312

		$26,285,262

Total Corporate Bonds & Notes (identified cost $197,339,417)		$197,879,659

Senior Floating-Rate Loans — 1.0%(3)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Gaming — 1.0%

CCM Merger, Inc.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing August 8, 2021	$2,033	$2,025,240

Total Senior Floating-Rate Loans (identified cost $2,020,505)		$2,025,240

Short-Term Investments — 2.9%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.15%(4)	6,205,447	$6,205,447

Total Short-Term Investments (identified cost $6,205,447)		$6,205,447

Total Investments — 97.5% (identified cost $205,565,369)		$206,110,346

Other Assets, Less Liabilities — 2.5%		$5,194,718

Net Assets — 100.0%		$211,305,064

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At September 30, 2020, the aggregate value of these securities is $28,704,832 or 13.6% of the Trust’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2020.

(3)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(4)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.

Abbreviations:

LIBOR	–	London Interbank Offered Rate

Currency Abbreviations:

USD	–	United States Dollar

6	See Notes to Financial Statements.

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	September 30, 2020

Unaffiliated investments, at value (identified cost, $199,359,922)	$199,904,899

Affiliated investment, at value (identified cost, $6,205,447)	6,205,447

Cash	161,704

Interest receivable	2,750,027

Dividends receivable from affiliated investment	318

Receivable for investments sold	2,449,350

Prepaid upfront fees on notes payable	39,858

Prepaid expenses	8,027

Total assets	$211,519,630

Liabilities

Payable to affiliate:

Investment adviser fee	$121,388

Interest expense and fees payable	23,000

Accrued expenses	70,178

Total liabilities	$214,566

Net Assets	$211,305,064

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 21,464,504 shares issued and outstanding	$214,645

Additional paid-in capital	211,072,935

Distributable earnings	17,484

Net Assets	$211,305,064

Net Asset Value

($211,305,064 ÷ 21,464,504 common shares issued and outstanding)	$9.84

7	See Notes to Financial Statements.

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended September 30, 2020

Interest	$5,646,556

Dividends from affiliated investment	2,374

Total investment income	$5,648,930

Expenses

Investment adviser fee	$773,606

Trustees’ fees and expenses	6,328

Custodian fee	14,997

Transfer and dividend disbursing agent fees	9,662

Legal and accounting services	26,853

Printing and postage	16,818

Interest expense and fees	155,281

Miscellaneous	8,440

Total expenses	$1,011,985

Net investment income	$4,636,945

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(1,678,290)

Investment transactions — affiliated investment	483

Net realized loss	$(1,677,807)

Change in unrealized appreciation (depreciation) —

Investments	$11,485,102

Investments — affiliated investment	886

Net change in unrealized appreciation (depreciation)	$11,485,988

Net realized and unrealized gain	$9,808,181

Net increase in net assets from operations	$14,445,126

8	See Notes to Financial Statements.

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended September 30, 2020 (Unaudited)	Year Ended March 31, 2020

From operations —

Net investment income	$4,636,945	$9,035,609

Net realized loss	(1,677,807)	(2,901)

Net change in unrealized appreciation (depreciation)	11,485,988	(12,680,758)

Net increase (decrease) in net assets from operations	$14,445,126	$(3,648,050)

Distributions to shareholders	$(3,648,966)	$(9,486,104)

Capital share transactions —

Reinvestment of distributions to shareholders	$—	$35,428

Net increase in net assets from capital share transactions	$—	$35,428

Net increase (decrease) in net assets	$10,796,160	$(13,098,726)

Net Assets

At beginning of period	$200,508,904	$213,607,630

At end of period	$211,305,064	$200,508,904

9	See Notes to Financial Statements.

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Financial Highlights

	Six Months Ended September 30, 2020 (Unaudited)		Year Ended March 31,			Period Ended March 31, 2017(1)
			2020	2019	2018

Net asset value — Beginning of period	$9.340		$9.950	$10.040	$10.280	$9.850	(2)

Income (Loss) From Operations

Net investment income(3)	$0.216		$0.421	$0.475	$0.536	$0.483

Net realized and unrealized gain (loss)	0.454		(0.589)	(0.021)	(0.176)	0.439

Total income (loss) from operations	$0.670		$(0.168)	$0.454	$0.360	$0.922

Less Distributions

From net investment income	$(0.170)		$(0.442)	$(0.472)	$(0.600)	$(0.450)

From net realized gain	—		—	(0.072)	—	—

Total distributions	$(0.170)		$(0.442)	$(0.544)	$(0.600)	$(0.450)

Offering costs charged to paid-in capital	$—		$—	$—	$—	$(0.020	)(3)

Discount related to exercise of underwriters’ over-allotment option	$—		$—	$—	$—	$(0.022	)(3)

Net asset value — End of period	$9.840		$9.340	$9.950	$10.040	$10.280

Market value — End of period	$9.470		$8.810	$9.720	$9.880	$10.030

Total Investment Return on Net Asset Value(4)	7.27	%(5)	(1.80)%	4.84%	3.64%	9.14	%(5)(6)

Total Investment Return on Market Value(4)	9.44	%(5)	(5.19)%	4.08%	4.53%	6.49	%(5)(6)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$211,305		$200,509	$213,608	$215,433	$220,724

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees	0.82	%(7)	0.89%	1.04%	1.03%	1.04	%(7)

Interest and fee expense(8)	0.15	%(7)	0.48%	1.05%	0.74%	0.52	%(7)

Total expenses	0.97	%(7)	1.37%	2.09%	1.77%	1.56	%(7)

Net investment income	4.44	%(7)	4.23%	4.78%	5.23%	5.71	%(7)

Portfolio Turnover	18	%(5)	38%	36%	53%	40	%(5)

(1)	For the period from the start of business, May 31, 2016, to March 31, 2017.

(2)	Net asset value at beginning of period reflects the deduction of the sales charge of $0.15 per share paid by the shareholders from the $10.00 offering price.

(3)	Computed using average shares outstanding.

(4)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Trust’s dividend reinvestment plan.

(5)	Not annualized.

(6)

Total investment return on net asset value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the net asset value on the last day of the period reported with all distributions reinvested. Total investment return on market value is calculated assuming a purchase at the offering price of $10.00 less the sales load of $0.15 per share paid by the shareholder on the first day and a sale at the current market price on the last day of the period reported with all distributions reinvested.

(7)	Annualized.

(8)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 6).

10	See Notes to Financial Statements.

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance High Income 2021 Target Term Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Trust’s investment objectives are high current income and to return $9.85 per share, the original net asset value per common share before deducting offering costs of $0.02 per common share (“Original NAV”), to holders of common shares on or about July 1, 2021 (the “Termination Date”). On or about the Termination Date, the Trust intends to cease its investment operations, liquidate its portfolio, retire or redeem its leverage facilities, and seek to return Original NAV to common shareholders, unless the term is extended for one period of up to six months by a vote of the Trust’s Board of Trustees.

The following is a summary of significant accounting policies of the Trust. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Trust is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service.

Affiliated Fund. The Trust may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Trust in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Trust might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Trust intends to make monthly distributions of net investment income and any net realized capital gains in amounts necessary to maintain its taxation as a regulated investment company for U.S. federal income tax purposes. For the purpose of pursuing its investment objective of returning Original NAV, the Trust may retain a portion of its net investment income and some or all of its net capital gains, which would result in the Trust paying U.S. federal excise and corporate income taxes.

As of September 30, 2020, the Trust had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Trust files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the

11

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

defense on behalf of any Trust shareholders. Moreover, the By-laws also provide for indemnification out of Trust property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Trust enters into agreements with service providers that may contain indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

G  Interim Financial Statements — The interim financial statements relating to September 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Trust’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Trust intends to make monthly distributions of net investment income to common shareholders. The Trust may also distribute net realized capital gains, if any, generally not more than once per year. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At March 31, 2020, the Trust, for federal income tax purposes, had deferred capital losses of $701,421 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Trust’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at March 31, 2020, $51,963 are short-term and $649,458 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Trust at September 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$204,316,819

Gross unrealized appreciation	$3,554,086

Gross unrealized depreciation	(1,760,559)

Net unrealized appreciation	$1,793,527

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, a wholly-owned subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Trust. The fee is computed at an annual rate of 0.70% of the Trust’s average daily managed assets and is payable monthly. Managed assets as referred to herein represent total assets of the Trust (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended September 30, 2020, the investment adviser fee amounted to $773,606. The Trust invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for investment advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Trust, but receives no compensation.

Trustees and officers of the Trust who are members of EVM’s organization receive remuneration for their services to the Trust out of the investment adviser fee. Trustees of the Trust who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended September 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Trust are officers of EVM.

During the six months ended September 30, 2020, EVM reimbursed the Trust $7,640 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $32,375,942 and $81,595,503, respectively, for the six months ended September 30, 2020.

12

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

5  Common Shares of Beneficial Interest

The Trust may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Trust for the six months ended September 30, 2020. Common shares issued by the Trust pursuant to its dividend reinvestment plan for the year ended March 31, 2020 were 3,543.

6  Credit Agreement

The Trust has entered into a Credit Agreement, as amended (the Agreement) with a bank to borrow up to a limit of $60 million. Borrowings under the Agreement are secured by the assets of the Trust. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through May 27, 2021, the Trust pays a facility fee of 0.15% per annum on the borrowing limit. In connection with the renewal of the Agreement in June 2020, the Trust paid an upfront fee of $60,000 which is being amortized to interest expense over a period of one year. The unamortized balance at September 30, 2020 is approximately $40,000 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. The Trust is required to maintain certain net asset levels during the term of the Agreement. At September 30, 2020, the Trust had no borrowings outstanding under the Agreement. Facility fees for the six months ended September 30, 2020 totaled $45,750 and are included in interest expense and fees on the Statement of Operations. For the six months ended September 30, 2020, the average borrowings under the Agreement and average annual interest rate (excluding fees) were $12,420,765 and 1.16%, respectively.

7  Investments in Affiliated Funds

At September 30, 2020, the value of the Trust’s investment in affiliated funds was $6,205,447, which represents 2.9% of the Trust’s net assets. Transactions in affiliated funds by the Trust for the six months ended September 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$2,952,215	$79,497,081	$(76,245,218)	$483	$886	$6,205,447	$2,374	6,205,447

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2020, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$197,879,659	$—	$197,879,659

Senior Floating-Rate Loans	—	2,025,240	—	2,025,240

Short-Term Investments	—	6,205,447	—	6,205,447

Total Investments	$—	$206,110,346	$—	$206,110,346

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Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties

Credit Risk

The Trust primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Trust’s performance, or the performance of the securities in which the Trust invests.

10  Subsequent Event

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On November 10, 2020, the Trust’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Trust shareholders for approval, and, if approved, would take effect upon consummation of the transaction. Shareholders of record of the Trust at the close of business on October 29, 2020 who have voting power with respect to such shares are entitled to be present and vote at a joint special meeting of shareholders to be held on January 7, 2021 and at any adjournments or postponements thereof.

14

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

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Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Eaton Vance High Income 2021 Target Term Trust (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing special considerations relevant to investing in high-yield debt. In this regard, the Board considered the experience of

16

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Board of Trustees’ Contract Approval — continued

the investment professionals in managing other funds that invest in high-yield debt. The Board also considered information regarding the management of the Fund’s portfolio in the context of the target term structure and noted the Adviser’s experience with this structure. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one- and three-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board noted the Fund’s annualized total return over the three-year period and considered such information in the context of the Fund’s limited duration structure.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time

17

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Board of Trustees’ Contract Approval — continued

periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board did not find that the implementation of breakpoints in the advisory fee schedule is warranted at this time.

18

Eaton Vance

High Income 2021 Target Term Trust

September 30, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

19

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

20

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

23360    9.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance High Income 2021 Target Term Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2020

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	November 23, 2020